EMPLOYEE BENEFITS AND LIABILITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits And Liabilities
Expense in defined contribution plans	$ 329	$ 258